UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22744

American Funds Corporate Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: August 31, 2014

Courtney R. Taylor

American Funds Corporate Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Corporate Bond FundSM
Investment portfolio
August 31, 2014
unaudited
Bonds, notes & other debt instruments 89.74% Corporate bonds & notes 76.50% Financials 23.22%	Principal amount (000)	Value (000)
American Campus Communities, Inc. 4.125% 2024	$400	$409
American International Group, Inc. 4.50% 2044	300	311
Bank of America Corp. 4.00% 2024	300	310
Bank of America Corp. 4.20% 2024	130	132
Bank of New York Mellon Corp. 0.80% 2018[1]	275	277
BPCE SA group 5.70% 2023[2]	250	278
Citigroup Inc. 2.50% 2019	600	603
CME Group Inc. 5.30% 2043	175	206
Corporate Office Properties LP 5.25% 2024	115	124
Credit Suisse Group AG 2.30% 2019	250	251
DCT Industrial Trust Inc. 4.50% 2023	125	128
Developers Diversified Realty Corp. 9.625% 2016	150	170
Developers Diversified Realty Corp. 7.50% 2017	200	229
Developers Diversified Realty Corp. 7.875% 2020	150	189
ERP Operating LP 4.50% 2044	300	307
Essex Portfolio L.P. 3.875% 2024	200	205
Goldman Sachs Group, Inc. 3.85% 2024	400	408
Goodman Funding Pty Ltd. 6.375% 2020[2]	500	586
Hospitality Properties Trust 6.70% 2018	400	449
Hospitality Properties Trust 4.50% 2023	150	154
HSBC Holdings PLC 5.25% 2044	250	277
HSBC USA Inc. 1.11% 2018[1]	300	306
Intercontinentalexchange, Inc. 4.00% 2023	300	320
Intesa Sanpaolo SpA 5.017% 2024[2]	300	303
JPMorgan Chase & Co., Series-V, junior subordinated, perpetual, 5.00% (undated)[1]	465	464
Kimco Realty Corp. 5.70% 2017	300	332
Leucadia National Corp. 5.50% 2023	110	117
MetLife Global Funding I 1.30% 2017[2]	350	350
Morgan Stanley 2.375% 2019	400	399
Prologis, Inc. 4.25% 2023	500	528
Prudential Financial, Inc. 4.60% 2044	200	208
QBE Insurance Group Ltd. 2.40% 2018[2]	250	250
Rabobank Nederland 4.625% 2023	250	266
UBS AG 2.375% 2019	650	653
UnumProvident Finance Co. PLC 6.85% 2015[2]	204	218
US Bancorp. 0.634% 2019[1]	500	501
USAA Capital Corp 2.125% 2019[2]	600	602
		11,820
American Funds Corporate Bond Fund — Page 1 of 7

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities 12.12%	Principal amount (000)	Value (000)
American Electric Power Co. 1.65% 2017	$300	$301
American Electric Power Co. 2.95% 2022	200	198
CMS Energy Corp. 3.875% 2024	350	369
CMS Energy Corp. 4.875% 2044	125	136
Commonwealth Edison Company 2.15% 2019	250	252
Duke Energy Corp. 0.612% 2017[1]	400	401
Duke Energy Corp. 3.75% 2024	400	417
Entergy Corp. 4.70% 2017	250	269
Entergy Louisiana, LLC 3.78% 2025	250	257
MidAmerican Energy Co. 4.40% 2044	175	188
NV Energy, Inc 6.25% 2020	675	804
PG&E Corp. 2.40% 2019	150	152
PSEG Power LLC 2.45% 2018	425	432
PSEG Power LLC 4.30% 2023	250	264
Puget Sound Energy, Inc., First Lien, 6.50% 2020	101	121
Puget Sound Energy, Inc., First Lien, 6.00% 2021	145	171
Puget Sound Energy, Inc., First Lien, 5.625% 2022	154	180
Tampa Electric Co. 4.35% 2044	125	132
Teco Finance, Inc. 5.15% 2020	750	845
Xcel Energy Inc. 4.70% 2020	250	279
		6,168
Consumer discretionary 11.95%
Bed Bath & Beyond Inc. 5.165% 2044	400	417
Carnival Corp. 3.95% 2020	700	740
CBS Corp. 2.30% 2019	650	647
Comcast Corp. 4.20% 2034	150	155
Comcast Corp. 4.75% 2044	400	440
DaimlerChrysler North America Holding Corp. 1.375% 2017[2]	410	410
Dollar General Corp. 4.125% 2017	500	525
Home Depot, Inc. 4.40% 2045	200	212
Marriott International, Inc., Series I, 6.375% 2017	500	566
NBC Universal Enterprise, Inc. 5.25% (undated)[2]	475	498
Thomson Reuters Corp. 1.30% 2017	350	351
Thomson Reuters Corp. 5.65% 2043	350	401
Viacom Inc. 5.85% 2043	75	87
Viacom Inc. 5.25% 2044	125	135
Volkswagen Group of America Finance, LLC 1.25% 2017[2]	500	499
		6,083
Health care 6.77%
Amgen Inc. 2.20% 2019	130	130
Cardinal Health, Inc. 1.90% 2017	200	203
Celgene Corp 3.625% 2024	300	307
Dignity Health 3.125% 2022	105	100
Express Scripts Inc. 2.25% 2019	425	423
Gilead Sciences, Inc. 4.80% 2044	500	553
McKesson Corp. 4.883% 2044	350	379
Thermo Fisher Scientific Inc. 4.15% 2024	500	529
WellPoint, Inc. 2.25% 2019	500	498
WellPoint, Inc. 3.50% 2024	325	326
		3,448
American Funds Corporate Bond Fund — Page 2 of 7

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy 6.56%	Principal amount (000)	Value (000)
CNOOC Finance (2013) Ltd. 3.00% 2023	$400	$381
Diamond Offshore Drilling, Inc. 4.875% 2043	370	380
Ecopetrol SA 5.875% 2045	20	22
Enbridge Inc. 4.00% 2023	200	210
Enbridge Inc. 4.50% 2044	275	276
Exxon Mobil Corp. 0.381% 2019[1]	500	501
Kinder Morgan Energy Partners, LP 3.50% 2023	700	683
Kinder Morgan Energy Partners, LP 5.50% 2044	100	106
Petrobras Global Finance Co. 5.625% 2043	175	171
Transocean Inc. 3.80% 2022	400	390
Williams Partners LP 5.40% 2044	200	220
		3,340
Information technology 5.85%
Apple Inc. 0.537% 2019[1]	325	325
Avago Technologies Ltd., Term Loan B, 3.75% 2021[1,3,4]	375	375
eBay Inc. 2.20% 2019	500	501
eBay Inc. 3.45% 2024	400	403
International Business Machines Corp. 3.375% 2023	250	257
Oracle Corp. 3.40% 2024	700	714
Seagate Technology LLC 4.75% 2025[2]	200	205
Xerox Corp. 2.80% 2020	200	200
		2,980
Consumer staples 5.35%
Altria Group, Inc. 2.85% 2022	750	735
Altria Group, Inc. 4.00% 2024	200	209
CVS Caremark Corp. 2.25% 2019	400	400
CVS Caremark Corp. 3.375% 2024	200	202
Mondelez International, Inc. 4.00% 2024	200	211
Philip Morris International Inc. 3.875% 2042	200	190
Tyson Foods, Inc. 3.95% 2024	250	256
Wal-Mart Stores, Inc. 4.75% 2043	20	22
Wal-Mart Stores, Inc. 4.30% 2044	230	242
WM. Wrigley Jr. Co. 2.90% 2019[2]	250	257
		2,724
Telecommunication services 2.17%
Orange SA 5.50% 2044	175	201
Verizon Communications Inc. 6.55% 2043	217	280
Verizon Communications Inc. 4.862% 2046[2]	377	397
Verizon Communications Inc. 5.012% 2054[2]	216	227
		1,105
Materials 1.33%
Glencore Xstrata LLC 4.125% 2023[2]	125	128
Glencore Xstrata LLC 4.625% 2024[2]	275	289
Monsanto Co. 4.20% 2034	250	261
		678
American Funds Corporate Bond Fund — Page 3 of 7

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials 1.18%	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	$117	$126
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	144	164
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	103	121
General Electric Co. 4.50% 2044	175	191
		602
Total corporate bonds & notes		38,948
U.S. Treasury bonds & notes 9.18% U.S. Treasury 6.87%
U.S. Treasury 0.625% 2016[5]	2,500	2,500
U.S. Treasury 1.625% 2019	1,000	1,000
		3,500
U.S. Treasury inflation-protected securities 2.31%
U.S. Treasury Inflation-Protected Security 0.125% 2019[6]	763	777
U.S. Treasury Inflation-Protected Security 0.125% 2024[6]	401	398
		1,175
Total U.S. Treasury bonds & notes		4,675
Bonds & notes of governments & government agencies outside the U.S. 2.56%
Bermuda Government 4.854% 2024[2]	950	995
Brazil (Federal Republic of) Global 5.00% 2045	300	309
		1,304
Municipals 1.50%
Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	750	764
Total bonds, notes & other debt instruments (cost: $44,456,000)		45,691
Short-term securities 9.23%
Chevron Corp. 0.09% due 9/24/2014[2]	800	800
Federal Home Loan Bank 0.06% due 9/19/2014	2,000	2,000
General Electric Co. 0.06% due 9/2/2014	600	600
John Deere Financial Ltd. 0.08% due 9/9/2014[2]	900	900
Wal-Mart Stores, Inc. 0.07% due 9/15/2014[2]	400	400
Total short-term securities (cost: $4,700,000)		4,700
Total investment securities 98.97% (cost: $49,156,000)		50,391
Other assets less liabilities 1.03%		527
Net assets 100.00%		$50,918
American Funds Corporate Bond Fund — Page 4 of 7

unaudited
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $6,200,000 over the prior five-month period.
Pay/receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 8/31/2014 (000)
Receive	3-month USD-LIBOR	1.789%	7/7/2019	$5,000	$12
Pay	3-month USD-LIBOR	2.7945	4/10/2024	2,500	(74)
					$(62)
[1]	Coupon rate may change periodically.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,591,000, which represented 16.87% of the net assets of the fund.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $375,000, which represented .74% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $63,000, which represented .13% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Corporate Bond Fund — Page 5 of 7

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The
American Funds Corporate Bond Fund — Page 6 of 7

unaudited
valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At August 31, 2014, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,263
Gross unrealized depreciation on investment securities	(28)
Net unrealized appreciation on investment securities	1,235
Cost of investment securities	49,156
Key to abbreviations
Fin. = Finance
Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-032-1014O-S42217	American Funds Corporate Bond Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS CORPORATE BOND FUND

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Andrew F. Barth
Andrew F. Barth, President and Principal Executive Officer

Date: October 29, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: October 29, 2014